Exhibit 99.30

Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
XXXXX	4000041316	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/07/2024	Resolved	FCOM1232	Credit	The Final 1003 is Missing	The Final 1003 is Missing	Document Uploaded.	06/10/2024	Document provided is sufficient; The Final 1003 is Present	06/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	4000041316	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/07/2024	Resolved	FCOM1220	Credit	The Deed of Trust is Missing	The Deed of Trust is Missing	Document Uploaded.	06/10/2024	Document provided is sufficient; The Deed of Trust is Present	06/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	4000041316	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/07/2024	Resolved	FCOM1229	Credit	1-4 Family Rider is Missing	1-4 Family Rider is Missing	Document Uploaded.	06/10/2024	Document provided is sufficient; The 1-4 Family Rider is Present	06/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	4000041316	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	4000041316	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	4000034228	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/02/2024	Resolved	17085-5	Credit	MISSING FIRST PAYMENT LETTER	MISSING FIRST PAYMENT LETTER		05/13/2024	XX/XX/XXXX XXX: RECEIVED	05/13/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000034228	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	05/02/2024	Resolved	17085-6	Credit	MISSING RELEASE OF MORTGAGE	MISSING SATISFICATION/RELEASE OF MORTGAGE; SCH B ITEM 6 REFLECTS OUTSTANDING LIEN ON TITLE		05/13/2024	XX/XX/XXXX XXX: RECEIVED	05/13/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000039773	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/01/2024	Resolved	17265-5	Credit	MISSING FIRST PAYMENT LETTER	MISSING FIRST PAYMENT LETTER		08/07/2024	XX/XX/XXXX XXX: RECEIVED	08/07/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000041405	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/05/2024	Resolved	17340-8	Credit	MISSING FIRST PAYMENT LETTER	MISSING FIRST PAYMENT LETTER		09/09/2024	XX/XX/XXXX XXX: RECEIVED	09/09/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000041405	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/12/2024	Resolved	17340-6	Credit	MAXIMUM LTV	79.63% LTV > 75.00% MAXIMUM ALLOWED		08/21/2024	XX/XX/XXXX XXX: RECEIVED	08/21/2024		D	A	C	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000041405	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/12/2024	Resolved	17340-7	Credit	AGE OF BANK STATEMENTS	XXX DAYS AGE OF BANK STATEMENTS > XXX DAYS MAXIMUM ALLOWED		08/27/2024	XX/XX/XXXX XXX: RECEIVED	08/27/2024		D	A	C	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000043696	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/13/2024	Resolved	17401-9	Credit	MISSING FIRST PAYMENT LETTER	MISSING FIRST PAYMENT LETTER		08/06/2024	XX/XX/XXXX XXX: RECEIVED	08/06/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000043696	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/05/2024	Resolved	17401-6	Credit	ADVERSE CREDIT (CRIMINAL HISTORY)	MISSING LETTER OF EXPLANATION TO SATISFY CRIMINAL OFFENSE WITH DESCRIPTION: XXX. PROVIDE EVIDENCE CRIMINAL OFFENSE WAS NOT A XXX		08/06/2024	XX/XX/XXXX XXX: RECEIVED LOE THAT CHARGE WAS MISDIMEANOR	08/06/2024		D	A	C	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000043696	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/05/2024	Resolved	17401-8	Credit	MINIMUM LIQUIDITY	$XXX LIQUIDITY < $XXX MINIMUM REQUIRED. PROVIDE ADDITIONAL ASSETS		08/08/2024	XX/XX/XXXX XXX: RECEIVED	08/08/2024		D	A	C	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000047927	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/16/2024	Resolved	16929-3	Credit	FIRST PAYMENT LETTER - MISSING	MISSING FIRST PAYMENT LETTER		10/07/2024	XX/XX/XXXX XXX: RECEIVED	10/07/2024		D	A	C	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000047927	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/16/2024	Resolved	16929-4	Credit	CLOSING DOCUMENTATION MISSING OR DEFECTIVE	MISSING DEFAULT RATE. PROVIDED NOTE REFLECTS BLANK DEFAULT RATE		10/07/2024	XX/XX/XXXX XXX: RECEIVED	10/07/2024		D	A	C	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000036520	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/14/2024	Resolved	NOM001-8	Credit	MISSING MORTGAGE	MISSING MORTGAGE		06/19/2024	XX/XX/XXXX XXX: RECEIVED	06/19/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000036520	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/14/2024	Resolved	NOM001-9	Credit	MISSING CONVEYANCE DEED	MISSING CONVEYANCE DEED		06/19/2024	XX/XX/XXXX XXX: RECEIVED	06/19/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000036520	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/14/2024	Resolved	NOM001-10	Credit	MISSING GUARANTY	MISSING GUARANTY		06/19/2024	XX/XX/XXXX XXX: RECEIVED	06/19/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000036520	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/14/2024	Resolved	NOM001-6	Credit	DEFICIENT NOTE	MISSING FIRST PAYMENT DATE. PROVIDED NOTE DOES NOT EXPLICITLY MENTION FIRST PAYMENT DATE, WITH ACCRUAL OR PAYMENT ENDING ON: XX/XX/XXXX. PROVIDE NOTE AMENDMENT		06/19/2024	XX/XX/XXXX XXX: RECEIVED	06/19/2024		D	A	C	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000041559	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/13/2024	Resolved	30YR2859BROOK-8	Credit	MISSING FIRST PAYMENT LETTER	MISSING FIRST PAYMENT LETTER		08/16/2024	XX/XX/XXXX XXX: RECEIVED	08/16/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000041559	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/13/2024	Resolved	30YR2859BROOK-5	Credit	MINIMUM LIQUIDITY	$XXX < $XXX MINIMUM LIQUIDITY REQUIRED		07/22/2024	XX/XX/XXXX XXX: RECEIVED	07/22/2024		D	A	C	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000048974	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/16/2024	Resolved	147162-2	Credit	NO FINDINGS	THE LOAN MEETS ALL APPLICABLE GUIDELINES IN POST-CLOSE REVIEW						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000044608	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/15/2024	Resolved	SCF1184-2	Credit	MISSING CLOSING INSTRUCTION LETTER	MISSING CLOSING INSTRUCTION LETTER		08/16/2024	XX/XX/XXXX XXX: RECEIVED CLOSING INSTRUCITON LETTER	08/16/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000041329	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/29/2024	Resolved	FCRE1158	Credit	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided - Hazard Insurance Policy reflects incorrect loan number under Mortgage Clause and rental residence verbiage removed per lender approval.	Document Uploaded.	08/16/2024	Hazard Insurance Policy is fully present. Received HOI reflecting correct loan number under the mortgagee clause. Exception Resolved.	08/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	4000041329	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/29/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing verification of insurance for XXX as the insurance policy provided expired XX/XX/XXXX.	Document Uploaded.	08/12/2024	Received HOI for XXX. that is not expired, but monthly payment increased. An updated Lender Final Approval, 1008 and 1003 were provided within the Fraud Report exception, but reflects updated PITIA for property in question. DTI still under maximum with a higher PITIA. Exception resolved.	08/12/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	4000041329	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/29/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts: The subject property is a refinance of a primary residence, and the mailing address reported by the tax assessor is not the subject property. Request proof of occupancy and LOE regarding mailing address.	Document Uploaded.	08/12/2024	All Fraud Report Alerts have been cleared or None Exist - Received LOE and the borrower's utility bill confirming subject property is the borrower's primary residence. Exception Resolved.	08/12/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	4000041329	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	4000041329	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	4000044886	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/22/2024	Resolved	90140158364-01	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000044788	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/24/2024	Resolved	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX/XX/XXXX is after the Disbursement Date of XX/XX/XXXX. Please provide the previous hazard insurance declarations page for the subject property that was effective at the time of closing (XX/XX/XXXX.)	Document Uploaded. ; Document Uploaded. ; Please provide clarity, are you asking for the effective date on estimate to rebuild to be corrected from XX/XX/XXXX to XX/XX/XXXX for the subject property? ; Document Uploaded. ; Document Uploaded. ; Document Uploaded. ; effective date on policy in file shows XX/XX/XXXX and not XX/XX/XXXX, please review and advise, thank you.	09/16/2024	Hazard Insurance Effective Date of XX/XX/XXXX is prior to or equal to the Disbursement Date of XX/XX/XXXX Or Hazard Insurance Effective Date Is Not Provided.; ; Hazard Insurance Effective Date of XX/XX/XXXX is after the Disbursement Date of XX/XX/XXXX. Dwelling coverage of $XXX is correct; however the effective date is INCORRECT. Coverage Effective date should be XX/XX/XXXX.; Dwelling coverage of at least replacement cost of $XXX with an effective date of XX/XX/XXXX for the subject property is needed.; Additional documentation provided; Exception Remains. The updated EOI provided shows a Dwelling Amount of $XXX; however the Replacement cost amount if $XXX. Please provide evidence of Insurance document that reflects dwelling coverage of at least replacement cost of $XXX with an effective date of XX/XX/XXXX for the subject property.; PLEASE READ: Please provide evidence of Insurance document that reflects an effective date of XX/XX/XXXX AND dwelling coverage of at least replacement cost of $XXX for the subject property.; Additional documentation provided; Exception Remains. Insurance document uploaded with effective date of XX/XX/XXXX also shows Insufficient dwelling coverage $XXX. Per the Estimated Replacement Cost document in file, the dwelling must be at least $XXX. Please provide evidence of Insurance document that reflects an effective date of XX/XX/XXXX and dwelling coverage of at least replacement cost of $XXX for the subject property.; Additional information provided; Exception remains. Per the Evidence of Property Insurance on pg XXX of the loan file for subject property XXX, the effective date is XX/XX/XXXX. Please provide a copy of the Insurance document that reflects an effective date of XX/XX/XXXX for the subject property.	09/17/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	4000044788	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	4000039415	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/25/2024	Resolved	7096971285	Property	Appraisal Missing or Defective	Missing appraisal review for property located at XXX	XX/XX/XXXX: Appraisal review for XXX	07/26/2024	XX/XX/XXXX: Received appraisal review.	07/26/2024		D	A	D	A	A	A	D	A	N/A	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000041312	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/29/2024	Resolved	92010162957-01	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000044761	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/22/2024	Resolved	92010163609-01	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000044762	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/22/2024	Resolved	92010163907-01	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000047435	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/23/2024	Resolved	92010163912-01	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000043523	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/06/2024	Acknowledged	7380233516	Property	Ineligible Property – Square Footage	Subject property has XXX acres, which is greater than the XXX acres requirement for Investment DSCR.	XX/XX/XXXX: XXX exception in file.	09/06/2024	XX/XX/XXXX: XXX exception approval received.	09/06/2024	FICO above the minimum by XX points or higher, VOR XxXXxXX	C	B	C	B	A	A	C	B	N/A	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A
XXXXX	4000046647	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/19/2024	Resolved	92010164697-01	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000044763	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/10/2024	Cured	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130 Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The Credit report fee increased on the CD issued XX/XX/XXXX without a valid reason, and per the XXX invoice dated XX/XX/XXXX, the fee was aware of as of XX/XX/XXXX.	Document Uploaded.	09/11/2024	Cure package provided; Exception downgraded to a 2/B	09/11/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXXX	4000044763	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXXX	4000044763	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXXX	4000046472	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/12/2024	Resolved	92010165432-01	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000044767	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/23/2024	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing.	Document Uploaded.	09/24/2024	Evidence of eConsent is provided.	09/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	4000044767	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	4000044767	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	4000044767	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/06/2024	Resolved	92010165766-01	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000040257	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/04/2024	Resolved	FCRE2109	Credit	Missing Lender Income Calculation Worksheet	Please provide the bank statement summary/income calculator for both bank accounts (XXX #XXX and XXX #XXX.)	Document Uploaded. ; Document Uploaded.	07/11/2024	Additional documentation provided; Exception resolved.; Additional documentation provided; Exception Remains. Please provide a copy of the lender's income calculator for business income accounts XXX #XXX and XXX #XXX.	07/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	4000040257	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/05/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with established escrows and met appraisal requirements, therefore downgraded to A.			HPML compliant	07/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	4000040257	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	4000041317	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/20/2024	Resolved	FCRE1260	Credit	Collateral Rep and Warrant Relief Missing	Collateral Rep and Warrant Relief Missing.	08/20/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	D	A	D	A	D	A	D	B	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXXX	4000041317	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/30/2024	Resolved	FPRO0936	Property	XXX Summary Report is Missing	The UCDP Summary Report is Missing	XXX is not required because we this is not an agency loan and we have a XXX appraisal review.	07/31/2024	The UCDP Summary Report Provided; ; The UCDP Summary Report Provided; The UCDP Summary Report is Missing; The UCDP Summary Report Provided; The UCDP Summary Report is Missing	08/20/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	D	A	D	A	D	A	D	B	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXXX	4000041317	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/30/2024	Resolved	finding-2559	Compliance	XXX Subprime Home Loan Test	This loan failed the XXX subprime home loan test. (XXX Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the XXX Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. Legend is on the first page of the mortgage and there is a specific list of XXX counselors in the file.	HPML compliant	08/20/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	A	A	D	A	D	A	D	B	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXXX	4000041317	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/30/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrows and met appraisal requirements, therefore, downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	08/20/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	A	A	D	A	D	A	D	B	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXXX	4000041317	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/30/2024	Cured	finding-3634	Compliance	Charges That Cannot Increase Test	TILA 130 Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX on the initial LE dated XX/XX/XXXX to $XXX on the final CD dated XX/XX/XXXX for the appraisal fee with no valid COC or cure in file. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	Document Uploaded. ; Shouldn't this be downgraded to a one?	08/16/2024	Cure package provided; Exception downgraded to a 2/B; TILA 130 Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX on the initial LE dated XX/XX/XXXX to $XXX on the final CD dated XX/XX/XXXX for the appraisal fee with no valid COC or cure in file.	08/19/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	D	B	D	A	D	A	D	B	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXXX	4000041317	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/30/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test	Documentation required to clear exception. Missing copy of the initial Closing Disclosure, per the lenders Mavent report the initial CD was provided/mailed on XX/XX/XXXX. CD dated XX/XX/XXXX i missing, please provide copy of the CD with borrower acknowledgement of receipt XXX days prior to loan consummation. This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.	Document Uploaded.	08/05/2024	Initial CD provided; Exception resolved.; Initial CD provided; Exception resolved.	08/06/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	C	A	D	A	D	A	D	B	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXXX	4000041317	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	A	A	D	A	D	A	D	B	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXXX	4000041317	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	A	A	D	A	D	A	D	B	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXXX	4000042375	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/16/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% DTI > XXX% as result of total liabilities	Additional information provided.	08/23/2024	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%; Additional information provided; duplicate account removed; exception resolved.	08/23/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	4000042375	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	4000042375	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	4000043473	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/05/2024	Resolved	7163684935	Credit	Hazard Insurance Missing or Defective	Incorrect named insured. Named insured on hazard insurance reflects: XXX. Provide updated hazard insurance reflecting named insured: XXX	XX/XX/XXXX: Uploaded	08/07/2024	XX/XX/XXXX: Received updated hazard insurance.	08/07/2024		C	A	D	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000043473	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/05/2024	Resolved	7163690888	Credit	Chain of Title Missing or Defective	Missing 24 Month Chain Of Title	XX/XX/XXXX: Uploaded	08/12/2024	XX/XX/XXXX: Received chain of title. XX/XX/XXXX: Provided title commitment does not contain a 24 month chain of title search. Please provide chain of title for subject property.	08/12/2024		C	A	D	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000043473	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/05/2024	Resolved	7163690301	Credit	Loan Not in First Lien Position at Origination	Missing evidence of satisfaction of lien in the amount of: $XXX dated: XX/XX/XXXX to satisfy schedule B Part I(17) of provided title commitment	XX/XX/XXXX: Uploaded	08/07/2024	XX/XX/XXXX: Received updated title commitment showing free/clear title.	08/07/2024		C	A	C	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000043473	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/05/2024	Resolved	7163690301	Credit	Loan Not in First Lien Position at Origination	Missing evidence of satisfaction of tax lien in the aggregate amount of: $XXX to satisfy schedule B Part I items XXX, XXX and XXX of provided title commitment	XX/XX/XXXX: Uploaded	08/07/2024	XX/XX/XXXX: Received updated title commitment showing free/clear title.	08/08/2024		C	A	C	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000043473	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/05/2024	Resolved	7163691599	Credit	Closing Documentation Missing or Defective	Missing executed Grant Deed	XX/XX/XXXX: Uploaded	08/06/2024	XX/XX/XXXX: Received executed conveyance deed.	08/06/2024		C	A	D	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000044327	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Resolved	FCRE1335	Credit	Borrower 1 IRS Transcripts Missing	Borrower 1 IRS Transcripts Missing IRS Transcripts for B1 missing	Document Uploaded. The XXX used an electronic VOE, the guides require either a transcript or electronic VOE	08/28/2024	Additional information provided; exception resolved	08/29/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	4000044327	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Resolved	FCRE1728	Credit	Missing rent comparable schedule form 1007	Missing rent comparable schedule form 1007 or applicable supporting documents to evidence receipt of rental income used to qualify for XXX in the amount of $XXX/mo	Document Uploaded.	08/20/2024	Additional documentation provided; Exception resolved.	08/20/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	4000044327	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing verification of taxes, insurance and/or HOA AND evidence of payment on new 2nd lien for XXX	Document Uploaded.	08/20/2024	Additional documentation provided; Exception resolved.	08/20/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	4000044327	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	08/15/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	4000044327	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	4000042371	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	4000042371	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	4000042366	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/09/2024	Resolved	7194427376	Property	Subject Property Lease - Missing or Defective	Missing lease agreement for subject property located at: XXX. Appraisal in file does not indicate that the lease continues monthly.	XX/XX/XXXX: Uploaded	08/13/2024	XX/XX/XXXX: Received lease agreement.	08/13/2024		D	A	D	A	A	A	D	A	N/A	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000043478	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/20/2024	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Document Uploaded.	08/22/2024	affiliated attestation provided; Exception resolved; Required Affiliated Business Disclosure Resolved	08/23/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	4000043478	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	4000043478	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	4000045723	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/12/2024	Resolved	7422202839	Credit	Deed Missing or Defective	Missing conveyance deed from XXX of XXX to XXXX	XX/XX/XXXX: deed	09/19/2024	XX/XX/XXXX: Received deed	09/19/2024		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000045725	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/12/2024	Resolved	7422202839	Credit	Deed Missing or Defective	Missing conveyance deed from XXX of XXX to XXX	XX/XX/XXXX: deed	09/19/2024	XX/XX/XXXX: Received deed	09/19/2024		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000046364	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/20/2024	Resolved	FCRE8999	Credit	No Findings	The loan meets all applicable guidelines	XX/XX/XXXX: Clear	09/20/2024	XX/XX/XXXX: Clear	09/20/2024		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000044955	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/07/2024	Resolved	FCRE8999	Credit	No Findings	The loan meets all applicable guidelines	XX/XX/XXXX: Clear	10/07/2024	XX/XX/XXXX: Clear	10/07/2024		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000045655	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/20/2024	Resolved	7476347367	Property	Leasehold Requirements Not Met or Not Provided	Title commitment Schedule A Item 3 indicates the estate or interest in the land is leasehold; guidelines require vesting to be fee simple	XX/XX/XXXX: email	09/23/2024	XX/XX/XXXX: Rescind. Leasehold allowed	09/23/2024		C	A	C	A	A	A	C	A	N/A	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000047252	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/14/2024	Resolved	FCRE8999	Credit	No Findings	The loan meets all applicable guidelines	XX/XX/XXXX: Clear	10/14/2024	XX/XX/XXXX: Clear	10/14/2024		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000048254	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/25/2024	Resolved	7163684935	Property	Hazard Insurance Missing or Defective	Hazard insurance is missing ISAOA/ATIMA verbiage in the mortgagee clause	XX/XX/XXXX: hazard policy	10/03/2024	XX/XX/XXXX: Received updated HO6 policy XX/XX/XXXX: Please provide walls-in HO6 policy with ISAOA/ATIMA verbiage	10/03/2024		C	A	C	A	A	A	C	A	N/A	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXXX	4000048352	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/15/2024	Resolved	7422202839	Credit	Deed Missing or Defective	Missing Conveyance Deed from XXX and XXX to XXX and XXX	XX/XX/XXXX: Deed provided.	10/16/2024	XX/XX/XXXX: Received deed	10/16/2024		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A